Parent only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING EXPENSES
Legal and professional fees	$ (352,000)
Staff costs and employee benefits	(880,000)
TOTAL OPERATING EXPENSES	(1,232,000)
Income tax expense
NET LOSS	$ (1,232,000)